Cash and cash equivalents (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents.
Restricted cash	£ 13	£ 7
Cash held in countries with foreign exchange regulations	69	66
Cash at bank and in hand	1,713	554
Money market funds	236	52
Short-term bank deposits	221	62
Cash and cash equivalents in the Consolidated Balance Sheet	2,170	668
Bank overdraft	(1,291)	(426)
Cash and cash equivalents in the Consolidated Cash Flow Statement	£ 879	£ 242	£ 551	£ 274